Leases (Tables)	6 Months Ended
Jun. 30, 2026
Presentation of leases for lessee [abstract]
Disclosure of quantitative information about right-of-use assets [text block]
The balances rolled-forward are set out below:

	Lands	Machinery and equipment	Buildings	Ships and boats	Vehicles	Total
Balances at December 31, 2024	3,475,569	175,043	114,392	1,373,338	42,349	5,180,691
Additions/updates	618,637	212,173	135,659	10,765		977,234
Depreciation (1)	(441,499)	(200,883)	(58,630)	(122,833)	(1,622)	(825,467)
Write-offs (2)	(327)	(277)	(65)			(669)
Balances at December 31, 2025	3,652,380	186,056	191,356	1,261,270	40,727	5,331,789
Additions/updates	113,526	87,491	71,852			272,869
Depreciation (1)	(221,725)	(71,348)	(35,547)	(60,388)	(572)	(389,580)
Balances at June 30, 2026	3,544,181	202,199	227,661	1,200,882	40,155	5,215,078
(1)The amount of depreciation related to land is substantially reclassified to biological assets to make up the formation costs.
(2)Write-off due to cancellation of contracts.

Lessee, Operating Leases, Present Value Of Lease Liabilities [Table Text Block ]
The balance of lease payables on June 30, 2026, measured at present value and discounted at the respective discount rates are set forth below:

Nature of agreement	Average rate - % p.a. (1)	Maturity (2)	Present value of liabilities
Lands and farms	12.77%	September/2053	4,109,630
Machinery and equipment	11.92%	April/2035	307,492
Buildings	11.59%	February/2035	231,343
Ships and boats	11.25%	February/2039	2,042,930
Vehicles	11.10%	November/2028	16,023
			6,707,418
(1)For the determination of the discount rates, the market CDI rate obtained from the yield curve on B3’s official website was used, considering the term equivalent to the final maturity and the nature of the contracts.
(2)Refers to the original maturities of the agreements and, therefore, does not consider eventual renewal clauses.

Lessee, Operating Leases, Changes in Lease Liabilities

	06/30/2026	12/31/2025
Opening balance	6,929,890	6,972,915
Additions/updates	272,869	977,234
Write-offs		(669)
Payments	(708,928)	(1,447,973)
Accrual of financial charges (1)	352,187	733,342
Exchange rate variations	(138,600)	(304,959)
Closing balance	6,707,418	6,929,890

Current	876,526	857,810
Non-current	5,830,892	6,072,080
(1)On June 30, 2026, the amount of R$119,255 related to interest expenses on leased lands was capitalized to biological assets to represent the formation cost (R$265,463 as of December 31, 2025).

Lessee, Operating Leases, Expenses Recognised in Profit or Loss [Table Text Block ]
The amounts presented relate to contracts that qualify for the exemptions established in the Company's accounting policy for short-term and low-value contracts. In these cases, the related assets and liabilities are not recognized, and the associated expenses are recognized directly in statement of income as incurred.

	06/30/2026	06/30/2025
Expenses relating to short-term assets	1,276	1,589
Expenses relating to low-value assets	40	34
	1,316	1,623